GOODWILL AND INTANGIBLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Other Intangible Assets

Goodwill and other intangible assets, which include core deposit intangibles are summarized as follows:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Goodwill	$81,104	$33,749
Core deposit intangible	14,370	10,768

Total	95,474	44,517
Less: Accumulated amortization	(6,008)	(5,148)

Total, net	$89,466	$39,369

Goodwill and other intangible assets, which include core deposit and customer relationship intangibles as of December 31, 2013 and 2012 are summarized as follows (in thousands):

	2013	2012
Goodwill	$33,749	$33,749
Core Deposit Intangible	10,768	10,768
Other	435	435

Total	44,952	44,952
Less: Accumulated amortization	(5,583)	(4,057)

Total, net	$39,369	$40,895

Amortization Expense for Core Deposit Intangible Assets to be Recognized

The amount of amortization expense for core deposit intangible assets to be recognized over the next five fiscal years at June 30, 2014 is as follows:

Type of intangibles	Remainder of 2014	2015	2016	2017	2018	Total
	(Dollars in thousands)
Core deposit intangible	$851	$1,630	$1,189	$1,023	$1,023	$5,716

The weighted-average amortization period for core deposit intangibles and the amount of amortization expense to be recognized over the next five years at December 31, 2013 are as follows (in thousands):

	2014	2015	2016	2017	2018	Total	Weighted- average amortization period (years)
Type of intangibles
Core Deposit Intangible	$1,380	$1,270	$829	$663	$663	$4,805	4.5

Total	$1,380	$1,270	$829	$663	$663	$4,805